Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Stock Option and RSA Activity
Beginning Balance, Shares	42,457
Granted, shares	1,205
Exercised, shares	(10,429)
Forfeited, shares	(280)
Expired, shares	(1,092)
Ending Balance, Shares	31,861
Beginning balance, weighted average exercise price	$ 41.63
Granted, weighted average exercise price	$ 49.23
Exercised, weighted average exercise price	$ 35.28
Forfeitures, weighted average exercise price	$ 34.55
Expired, weighted average exercise price	$ 54.05
Ending balance, weighted average exercise price	$ 43.62
Options vested and expected to vest, shares	31,792
Options vested and expected to vest, Weighted Average Exercise Price	$ 43.61
Options exercisable, shares	27,309
Options exercisable, Weighted Average Exercise Price	$ 44.91
Beginning balance, shares	13,996
Granted, shares	4,270
Vested, shares	(5,782)
Forfeited, shares	(684)
Ending balance, shares	11,800
Beginning Balance, Weighted Average Grant Price	$ 33.69
Granted, Weighted Average Grant Price	$ 49.80
Vested, Weighted Average Grant Price	$ 31.53
Forfeited, Weighted Average Grant Price	$ 37.84
Ending Balance, Weighted Average Grant Price	$ 40.31